Finance Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Interest expense – environmental rehabilitation	$ (29.1)	$ (24.8)	$ (21.8)
Unwinding of discount rate on silicosis settlement costs	(0.6)	(0.6)	(0.9)
Interest expense – lease liability	(25.9)	(24.8)	(22.7)
Interest expense – borrowings	(134.2)	(105.8)	(82.4)
Borrowing costs capitalised	69.1	105.6	64.9
Total finance expense	(120.7)	(50.4)	(62.9)
Interest expense	159.9	130.4	104.8
Non-cash interest expense	$ 0.2	$ 0.2	$ 0.3